Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related To Operating Leases

Supplemental balance sheet information related to the operating lease was as follows:

June 30, 2023
Operating lease:
Right-of-use asset, net	$12,361,125

Lease liabilities:
Current lease liabilities	1,186,200
Non-current lease liabilities	11,227,185
Total lease liabilities	$12,413,385

Schedule of Other Supplemental Information of Operating Lease	Other supplemental information about the Company’s operating lease as of June 30, 2023 are as follow:
Weighted average discount rate	6.58%
Weighted average remaining lease term (years)	5.92

Schedule of Future Minimum Lease Payments

Maturities of operating lease liabilities as of June 30, 2023 were as follows:

For the period ending June 30,	Operating lease
2024	$1,934,715
2025	1,934,715
2026	2,039,234
2027	3,188,945
2028	3,188,945
Thereafter	2,923,199
Total future minimum lease payments	15,209,753
Less: imputed interest	(2,796,368)
Present value of operating lease liabilities	$12,413,385